Segment Information (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) segment	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
Statements
Number of operating segments | segment			2		2
Results of operations by reportable segment
Net sales					$ 5,822,388	$ 5,992,054
Cost of goods sold	$ 287,005	$ 408,475	$ 947,946	$ 1,473,073	1,631,220	2,289,418
Selling, general and administrative expenses	2,301,305	2,001,935	7,299,391	6,382,166	9,261,471	12,209,162
Warrant issuance costs		2,855,000		2,855,000	2,855,000
Gain on settlement of contingent liability						(3,389,941)
Research and development expenses	588,355	389,093	2,513,105	1,574,760	2,409,094	1,740,280
Depreciation and amortization expense	739,449	826,795	2,175,126	2,480,385	3,282,967	5,598,884
Intangible asset impairment					0	7,460,000
Change in fair value of derivative liability	(202,000)	430,000	(3,550,000)	430,000	(2,590,000)	(460,000)
Gain from change in fair value of the warrant liability		(11,739,000)		(11,739,000)	(13,974,000)
Interest income	(75,817)	(168,481)	(347,028)	(287,722)	(515,311)	(14,194)
Interest expense	158,730	131,351	393,450	410,317	536,138	596,018
Loss on issuance of Series A Preferred Stock		11,088,997		11,088,997	11,088,997
Net loss	(2,220,661)	(4,549,508)	(5,045,350)	(8,481,338)	$ (8,163,188)	(20,037,573)
Operating segments
Statements
Number of operating segments | segment					2
Corporate
Results of operations by reportable segment
Selling, general and administrative expenses	1,229,071	1,256,814	3,851,675	3,976,610	$ 5,639,470	5,576,018
Warrant issuance costs		2,855,000		2,855,000	2,855,000
Change in fair value of derivative liability	(202,000)	430,000	(3,550,000)	430,000	(2,590,000)	(460,000)
Gain from change in fair value of the warrant liability		(11,739,000)		(11,739,000)	(13,974,000)
Interest income	(75,817)	(168,481)	(347,028)	(287,722)	(515,311)
Interest expense	158,730	131,351	393,450	410,317	536,138	596,018
Loss on issuance of Series A Preferred Stock		11,088,997		11,088,997	11,088,997
Net loss	(1,109,984)	(3,854,681)	(348,097)	(6,734,202)	(3,040,294)	(5,712,036)
Prescription Medications | Operating segments
Results of operations by reportable segment
Net sales					2,286,373	2,734,639
Cost of goods sold	48,707	85,388	194,035	343,109	277,490	949,197
Selling, general and administrative expenses	471,669	251,674	1,774,594	1,006,666	1,736,512	4,947,466
Gain on settlement of contingent liability						(3,389,941)
Research and development expenses	588,355	369,505	2,513,105	1,499,842	2,272,069	1,541,714
Depreciation and amortization expense	521,597	575,470	1,522,207	1,726,409	2,285,175	4,442,922
Intangible asset impairment						7,460,000
Interest income						(14,194)
Net loss	(772,265)	(356,278)	(3,917,761)	(1,159,582)	(4,284,873)	(13,202,525)
Medical Devices | Operating segments
Results of operations by reportable segment
Net sales					3,536,015	3,257,415
Cost of goods sold	238,298	323,087	753,911	1,129,964	1,353,730	1,340,221
Selling, general and administrative expenses	600,565	493,447	1,673,122	1,398,890	1,885,489	1,685,678
Research and development expenses		19,588		74,918	137,025	198,566
Depreciation and amortization expense	217,852	251,325	652,919	753,976	997,792	1,155,962
Net loss	$ (338,412)	$ (338,549)	$ (779,492)	$ (587,554)	$ (838,021)	$ (1,123,012)